Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 1,309	Royalties	UNITED STATES	snj:US-CO	U.S. Department of the Interior - Office of Natural Resources Revenue [Member]	Colorado	Oil, Natural Gas	Well
#: 2
	950	Royalties	UNITED STATES	snj:US-UT	U.S. Department of the Interior - Office of Natural Resources Revenue [Member]	Utah	Oil, Natural Gas	Well
#: 3
	17,500	Royalties	UNITED STATES	snj:US-WY	U.S. Department of the Interior - Office of Natural Resources Revenue [Member]	Wyoming	Oil, Natural Gas	Well
#: 4
	708	Fees	UNITED STATES	snj:US-WY	U.S. Department of the Interior - Bureau of Land Management [Member]	Wyoming	Oil, Natural Gas	Well
#: 5
	$ 7,287	Taxes	UNITED STATES		U.S. Department of the Treasury - Internal Revenue Service [Member]	United States (Corporate)	Oil, Natural Gas	Well